17. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents
	12.31.19	12.31.18
Cash and banks	159,942	42,453
Money market funds	249,700	-
Total cash and cash equivalents	409,642	42,453